Shareholders' Equity - Additional Information (Details)	1 Months Ended	12 Months Ended
	May 31, 2015 shares	Dec. 31, 2016 vote	Dec. 31, 2015 shares
Class A Subordinate Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote		1
Class B Multiple Voting
Class of Stock [Line Items]
Shares issued upon redesignation of common stock (in shares)	39,780,952
Voting rights (in votes per share) | vote		10
Voting shares convertible (per share)		1
IPO | Class B Multiple Voting
Class of Stock [Line Items]
Shares issued upon conversion of convertible preferred stock (in shares)	27,159,277
Common Stock
Class of Stock [Line Items]
Shares issued upon conversion of convertible preferred stock (in shares)			27,159,277
Common Stock | IPO | Class B Multiple Voting
Class of Stock [Line Items]
Shares issued upon conversion of convertible preferred stock (in shares)	27,159,277